Caldwell & Orkin - Gator Capital Long/Short Fund
Schedule of Investments
January 31, 2024 (Unaudited)
COMMON STOCKS — LONG — 87.76% Shares Fair Value
Banks — 38.98%
Axos Financial, Inc.
(a)
17,500 $ 970,025
Banc of California, Inc. 56,600 779,948
Bridgewater Bancshares, Inc.
(a)
24,000 300,240
Business First Bancshares, Inc. 2,040 46,002
ConnectOne Bancorp, Inc. 14,142 323,003
Dime Community Bancshares, Inc. 7,063 161,107
Financial Institutions, Inc. 13,100 273,790
First BanCorp 42,000 700,560
First Business Financial Services, Inc. 7,500 275,775
First Citizens BancShares, Inc., Class A 471 711,210
First Internet Bancorp 10,000 329,800
Meridian Bancorp, Inc. 11,402 137,964
New York Community Bancorp, Inc. 1,000 6,470
OFG Bancorp 19,991 735,069
Old Second Bancorp, Inc. 43,900 597,918
OP Bancorp 38,573 420,831
Pinnacle Financial Partners, Inc. 11,000 972,181
UMB Financial Corp. 15,000 1,237,501
Webster Financial Corp. 15,000 742,200
Western Alliance Bancorp 16,000 1,023,361
Wintrust Financial Corp. 5,101 494,695
11,239,650
Casinos & Gaming — 1.34%
Las Vegas Sands Corp. 6,000 293,520
Melco Resorts & Entertainment Ltd. - ADR
(a)
12,000 93,720
387,240
Coal Mining — 0.78%
SunCoke Energy, Inc. 22,000 225,500
Computer Hardware & Storage — 1.79%
Dell Technologies, Inc., Class C 4,000 331,520
Hewlett Packard Enterprise Co. 12,000 183,480
515,000
Consumer Finance — 8.45%
OneMain Holdings, Inc. 12,500 595,000
SLM Corp. 68,000 1,351,839
Synchrony Financial 12,600 489,762
2,436,601
Data & Transaction Processors — 1.79%
Visa, Inc., Class A 1,900 519,194
Diversified Banks — 2.82%
Barclays PLC, Sponsored - ADR 108,000 814,320
Film & TV — 0.92%
Warner Bros. Discovery, Inc.
(a)
26,500 265,530
Institutional Brokerage — 3.14%
Interactive Brokers Group, Inc., Class A 10,200 905,250

Caldwell & Orkin - Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS — LONG — 87.76% - continued Shares Fair Value
Insurance Brokers & Services — 0.25%
Kingstone Companies, Inc.
(a)
22,629 $ 72,639
Internet Media & Services — 2.71%
Meta Platforms, Inc., Class A
(a)
2,000 780,280
Investment Companies — 1.04%
BBX Capital, Inc.
(a)
32,801 299,145
Life Insurance — 5.02%
Genworth Financial, Inc., Class A
(a)
39,000 240,630
Jackson Financial, Inc., Class A 24,100 1,206,686
1,447,316
Private Equity — 5.44%
The Carlyle Group, Inc. 20,000 800,400
Victory Capital Holdings, Inc., Class A 22,694 765,469
1,565,869
Real Estate Services — 1.24%
Anywhere Real Estate, Inc.
(a)
49,941 355,580
Semiconductor Devices — 0.95%
Broadcom, Inc. 231 272,580
Wealth Management — 11.10%
Ameriprise Financial, Inc. 2,500 967,075
Robinhood Markets, Inc., Class A
(a)
91,500 982,710
Stifel Financial Corp. 12,000 875,400
Virtus Investment Partners, Inc. 1,600 377,776
3,202,961
Total Common Stocks — Long— (Cost $18,600,659) 25,304,655
PREFERRED STOCKS — LONG — 8.25%
Specialty Finance — 8.25%
AG Mortgage Investment Trust, Inc., Series C, 8.00% 36,000 849,600
Chimera Investment Corp., Series B, 8.00% 14,391 346,679
Chimera Investment Corp., Series D, 8.00% 19,717 471,236
Federal National Mortgage Association, Series O, 7.00%
(a)
9,625 61,504
Federal National Mortgage Association, Series R, 7.63%
(a)
20,250 69,255
SLM Corp., Series B, 1.70% 8,276 579,320
Total Preferred Stocks — Long — (Cost $1,942,854) 2,377,594
WARRANTS — LONG — 0.01%
Ampco-Pittsburgh Corp., Expires 08/01/25, Strike Price $6 26,300 2,343
Total Warrants — Long — (Cost $7,889) 2,343

Caldwell & Orkin - Gator Capital Long/Short Fund
Schedule of Investments (continued)
January 31, 2024 (Unaudited)
MONEY MARKET FUNDS - 2.57% Shares Fair Value
First American Treasury Obligations Fund - Class X, 5.25%
(b)
739,789 $ 739,789
Total Money Market Funds (Cost $739,789) 739,789
Total Investments — 98.60% (Cost $21,291,191) 28,424,381
Other Assets in Excess of Liabilities — 1.40% 403,414
NET ASSETS — 100.00% $ 28,827,795
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2024.
ADR - American Depositary Receipt

Caldwell & Orkin - Gator Capital Long/Short Fund
Schedule of Securities Sold Short
January 31, 2024 (Unaudited)
COMMON STOCKS — SHORT — (36.28)% Shares Fair Value
Application Software — (0.13)%
Root, Inc.
(a)
(4,663) $ (37,770)
Automobiles — (0.39)%
Tesla, Inc.
(a)
(600) (112,374)
Banks — (18.06)%
Bank of Hawaii Corp. (15,000) (948,450)
Capitol Federal Financial, Inc. (130,000) (824,200)
City Holding Co. (883) (90,251)
Commerce Bancshares, Inc. (4,746) (247,36 1 )
First Financial Bankshares, Inc. (6,250) (195,188)
Flushing Financial Corp. (20,300) (325,409)
Hingham Institution for Savings (3,000) (554,580)
Northwest Bancshares, Inc. (9,142) (113,087)
Park National Corp. (1,700) (222,156)
Renasant Corp. (11,800) (373,234)
Seacoast Banking Corporation of Florida (8,500) (208,760)
Texas Capital Bancshares, Inc.
(a)
(8,900) (542,900)
United Bankshares, Inc. (15,100) (541,335)
(5,186,911)
Commercial Vehicles — (0.03)%
Nikola Corp.
(a)
(10,000) (7,473)
Diversified Banks — (1.19)%
Bank of America Corp. (10,000) (340,100)
Industrial Wholesale & Rental — (1.88)%
SiteOne Landscape Supply, Inc.
(a)
(3,500) (540,925)
Infrastructure Software — (0.09)%
Upstart Holdings, Inc.
(a)
(800) (25,408)
Instl Trust, Fiduciary & Custody — (2.01)%
Bank of New York Mellon Corp. (The) (10,400) (576,784)
Internet Media & Services — (0.61)%
Opendoor Technologies, Inc.
(a)
(50,800) (173,736)
Investment Management — (1.89)%
T. Rowe Price Group, Inc. (5,000) (542,250)
Multi Asset Class REITs — (1.90)%
Vornado Realty Trust (20,000) (543,800)
Non-Alcoholic Beverages — (0.06)%
Oatly Group AB - ADR
(a)
(15,651) (17,686)
Office REITs — (4.87)%
Boston Properties, Inc. (5,200) (345,800)
Corporate Office Properties Trust (15,000) (353,400)
Cousins Properties, Inc. (16,000) (366,560)
JBG SMITH Properties (20,700) (331,200)
(1,396,960)

Caldwell & Orkin - Gator Capital Long/Short Fund
Schedule of Securities Sold Short (continued)
January 31, 2024 (Unaudited)
COMMON STOCKS — SHORT — (36.28)% - continued Shares Fair Value
P&C Insurance — (0.08)%
Lemonade, Inc.
(a)
(1,442) $ (22,812)
Packaged Food — (0.04)%
Beyond Meat, Inc.
(a)
(1,600) (10,592)
Real Estate Services — (0.57)%
Compass, Inc., Class A
(a)
(47,400) (163,056)
Wealth Management — (2.48)%
Charles Schwab Corp. (The) (11,300) (710,996)
Total Common Stocks - Short (Proceeds Received $11,853,503 ) (10,409,633)
EXCHANGE-TRADED FUNDS — SHORT — (0.52)%
Direxion Daily Financial Bear 3X Shares (11,700) (148,122)
Total Exchange-Traded Funds – Short (Proceeds Received $499,663) (148,122)
TOTAL SECURITIES SOLD SHORT - (36.80)% (Proceeds Received
$12,353,166) (10,557,75 5 )
(a) Non-income producing security.
ADR - American Depositary Receipt